SEGMENTS AND GEOGRAPHIC REGIONS - Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Assets of continuing operations	$ 36,636	$ 38,552	$ 41,355
Investment in nonconsolidated affiliates	778	788	686
Capital expenditures	619	590	659
Continuing Operations
Segment Reporting Information [Line Items]
Assets of continuing operations	36,636	38,552	40,064
Operating Segments | ElectronicsCo
Segment Reporting Information [Line Items]
Investment in nonconsolidated affiliates	382	386	396
Capital expenditures	271	255	242
Operating Segments | ElectronicsCo | Continuing Operations
Segment Reporting Information [Line Items]
Assets of continuing operations	13,514	13,759	14,226
Operating Segments | IndustrialsCo
Segment Reporting Information [Line Items]
Investment in nonconsolidated affiliates	278	280	290
Capital expenditures	348	335	417
Operating Segments | IndustrialsCo | Continuing Operations
Segment Reporting Information [Line Items]
Assets of continuing operations	19,430	19,970	19,082
Corporate
Segment Reporting Information [Line Items]
Investment in nonconsolidated affiliates	118	122	0
Capital expenditures	0	0	0
Corporate | Continuing Operations
Segment Reporting Information [Line Items]
Assets of continuing operations	$ 3,692	$ 4,823	$ 6,756